Equity (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital	(a) Allotted and fully paid share capital – ordinary shares of
28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2024	2,432	887
Shares cancelled	—	—
At 30 June 2025	2,432	887
Shares cancelled	—	—
At 30 June 2026	2,432	887

Schedule of movement in hedging and exchange reserve	(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2023	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
Other comprehensive income	79	466	545
At 30 June 2025	218	(3,846)	(3,628)
Other comprehensive loss	(10)	(454)	(464)
At 30 June 2026	208	(4,300)	(4,092)

Schedule of movements in own shares	(c) Own shares

	Number of shares million	Purchase consideration $ million
At 30 June 2023	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased – share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(1)	(8)
At 30 June 2025	210	2,228
Share trust arrangements	(1)	(12)
Shares used to satisfy options	(1)	(5)
At 30 June 2026	208	2,211

Schedule of dividends	(d) Dividends

	2026 $ million	2025 $ million	2024 $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2025 62.98 cents per share (2024 – 62.98 cents; 2023 – 59.98 cents)	1,401	1,399	1,349
Interim dividend for the year ended 30 June 2026 20 cents per share (2025 – 40.50 cents; 2024 – 40.5 cents)	445	899	894
	1,846	2,298	2,243

Schedule of amounts attributable to non controlling interests	Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2026			2025	2024
	USL $ million	Other $ million	Total $ million	Total $ million	Total $ million
Income statement
Sales	3,177	2,585	5,762	6,439	6,224
Net sales	1,413	1,875	3,288	3,868	3,718
Profit for the year(1)	202	354	556	528	777
Other comprehensive loss(2)	(184)	(291)	(475)	(291)	(16)
Total comprehensive income	18	63	81	237	761
Attributable to non-controlling interests	9	159	168	183	277
Balance sheet
Non-current assets(3)	1,158	4,282	5,440	5,529	5,741
Current assets	1,297	1,414	2,711	2,741	2,545
Non-current liabilities	(179)	(1,368)	(1,547)	(1,649)	(1,774)
Current liabilities	(518)	(1,096)	(1,614)	(1,603)	(1,738)
Net assets	1,758	3,232	4,990	5,018	4,774
Attributable to non-controlling interests	755	1,328	2,083	2,088	2,038
Cash flow
Net cash inflow from operating activities	221	331	552	608	693
Net cash (outflow)/inflow from investing activities	11	(104)	(93)	(305)	(211)
Net cash outflow from financing activities	(100)	(237)	(337)	(394)	(456)
Net increase/(decrease) in cash and cash equivalents	132	(10)	122	(91)	26
Exchange differences	(21)	(13)	(34)	10	(33)
Dividends payable to non-controlling interests	(47)	(100)	(147)	(140)	(121)
(1)Profit for the year includes exceptional operating items attributable to non-controlling interests.
(2)Other comprehensive loss is principally in respect of exchange on translating the subsidiaries to US dollar.
(3)Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2026 was $1,800 million (2025 –
$1,800 million; 2024 – $1,800 million).
On 24 March 2026, Diageo announced the sale of its shareholding in Royal Challengers Sports Pvt Limited to a consortium comprising Aditya Birla Group, The
Times of India Group, Bolt Ventures and Blackstone's.
On 3 July 2025, Diageo completed the sale of its 80.4% shareholding in Guinness Ghana Breweries PLC to Castel Group.
On 1 July 2025, Diageo completed the sale of its 54.4% shareholding in Seychelles Breweries Limited to Phoenix Beverages.
On 30 September 2024, Diageo completed the sale of its 58.02% shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group.

Schedule of employee share compensation	The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2026 is as follows:

	2026 $ million	2025 $ million	2024 $ million
Executive share award plans	44	48	34
Executive share option plans	2	9	7
Savings plans	(2)	2	2
	44	59	43

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions	For the three years ended 30 June 2026, the calculation of the fair value of executive share awards used the Monte Carlo and Black Scholes pricing model and the following assumptions:

	2026	2025	2024
Risk free interest rate	3.8%	3.9%	4.7%
Expected life of the awards	34 months	33 months	33 months
Dividend yield	4.4%	3.4%	2.6%
Weighted average share price	1857 p	2426 p	3118 p
Weighted average fair value of awards granted in the year(1)	1259 c	1814 c	1757 c
Number of awards granted in the year	3.6 million	3.4 million	2.1 million
Fair value of all awards granted in the year	$46 million	$61 million	$36 million
(1)Based on transaction rate at grant date of the awards.

Schedule of transactions on executive share award plans	Transactions on the executive share award plans for the three years ended 30
June 2026 were as follows:

	2026 million	2025 million	2024 million
Number of awards outstanding at 1 July	6.0	4.8	4.9
Granted	3.6	3.4	2.1
Awarded	(1.0)	(1.3)	(1.8)
Forfeited	(1.5)	(0.9)	(0.4)
Number of awards outstanding at 30 June	7.1	6.0	4.8